Acquisition	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
Note 3.	Acquisition

On July 3, 2012, the Company completed the acquisition of all of the outstanding common shares of Spatial Photonics, Inc. (“SP”) with a total consideration approximating $5.7 million that included newly issued ordinary shares in Himax Display, Inc. and cash. Himax Display Inc. issued 6,762,537 ordinary shares valued at $270 thousand. The fair value of Himax Display Inc.’s ordinary shares was determined using the assistance of an independent appraiser using the discounted cash flow method. The Company’s previously held equity interests in SP was re-measured at fair value, which was determined using the assistance of an independent appraiser using the equity value allocation method at acquisition date. The re-measurement loss on the previously held equity interests in SP was $1,061 thousand which is included in other non-operating loss within “impairment loss on investment” in the consolidated statements of income.

SP was then renamed as Himax Display (USA) Inc. (“HDI (USA)”) on July 3, 2012. The results of HDI (USA)’s operations have been included in the Company’s consolidated financial statements since that date. The amounts of HDI (USA)’s revenues and losses included in the consolidated statements of income from the acquisition date to the period ended December 31, 2012 were nil and $1,390 thousand, respectively. HDI (USA) develops and manufactures high definition, high brightness, and high contrast projection displays for business and consumer applications. As a result of the acquisition, the Company is expected to diversify its projection product portfolio.

The following table summarizes the consideration paid for HDI (USA) and the amounts of estimated fair value of the assets acquired and liabilities assumed at the date of acquisition.

At July 3, 2012
(in thousands)

Consideration:
Fair value of previously held equity interests	$5,439
Fair value of Himax Display Inc.’s ordinary shares	270
Cash	3
Total consideration transferred	$5,712

Acquisition related costs included in G&A expense	$347

Recognized amounts of identifiable assets acquired and liabilities assumed:
Current assets	$632
Property and equipment	267
Other assets	35
Intangible assets	6,157
Current liabilities	(78)
Other liabilities	(1,610)
Deferred income taxes	(983)
Total identifiable net assets acquired	4,420
Goodwill	$1,292

Acquired tangible assets were valued at estimates of their current fair values.  The valuation of acquired intangible assets was determined based on management’s estimates and consultation with an independent appraiser. The multi-period excess earnings method was used in applying the income approach to determine the fair value of acquired intangible assets. Significant assumptions inherent in the valuation method for acquired intangible assets are employed and included, but are not limited to, prospective financial information, terminal value, and discount rates. When performing the multi-period excess earnings method for acquired intangible assets, the Company incorporates the use of projected financial information and a discount rate that are developed using market participant based assumptions. The cash-flow projections are based on five-year financial forecasts developed by management that include revenue projections, capital spending trends, and investment in working capital to support anticipated revenue growth, which are regularly reviewed by management. The selected discount rate considers the risk and nature of the respective reporting unit’s cash flows and the rates of return market participants would require to investing their capital in reporting units. The Company used a discount rate based on the weighted average cost of capital, which was 22.0% for developed technology and 23.0% for in-process R&D asset.

Of the $6,157 thousand of the acquired intangible assets, $722 thousand was assigned to in-process R&D asset that is capitalized as an indefinite-lived intangible asset until completion or abandonment of the associated project. The remaining acquired intangible assets, core and developed technology, will be amortized based on a weighted-average useful life of approximately 7 years. Himax Display paid a premium for this acquisition because of expected synergistic benefits, including diversified its technology and product mix. Goodwill is not expected to be deductible for tax purpose.

The property and equipment was valued at the current replacement cost for similar capacity. The replacement cost was estimated based on the Company’s actual historical cost less estimated accumulated depreciation.